OTHER LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2022
Other Liabilities [Abstract]
Schedule Of Other Liabilities

	June 30,	December 31,
	2022	2021
Severance pay	$1,603	$1,631
Deferred VAT	12,060	14,703
Deferred wage tax	17,730	22,534
Deferred revenue	647	1,030
Other	807	969
Total other liabilities	$32,847	$40,867